Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 8 – Property and Equipment

Following are the components of property and equipment included in the accompanying consolidated balance sheets as of December 31, 2013 and 2012:

	2013	2012
Equipment	$22,820,537	$11,755,055
Equipment under capital leases	4,477,231	12,186,938
Leasehold improvements	2,240,442	914,592
Land	2,065,000	—

	31,603,210	24,856,585
Accumulated depreciation	(19,529,224)	(15,452,732)

	$12,073,986	$9,403,853

Depreciation expense for the years ended December 31, 2013 and 2012 was $3,228,009 and $1,812,399 respectively.